Condensed Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Condensed Stament of Comprehensive Income
Net loss	$ (10,713)	$ (4,281)	$ (27,880)	$ (9,802)
Other comprehensive income (loss)
Unrealized gain (loss) on marketable securities	11		11
Other comprehensive income (loss), net of tax	11		11
Comprehensive income (loss), net of tax	$ (10,702)	$ (4,281)	$ (27,869)	$ (9,802)